CAPITAL LEASES	12 Months Ended
Dec. 31, 2012
CAPITAL LEASES [Abstract]
CAPITAL LEASES
NOTE 11:-	CAPITAL LEASES
The Company enters from time to time into capital lease agreements to lease certain assets required for its operations.